Financial Risk And Capital Management	12 Months Ended
Dec. 31, 2020
Text Block [abstract]
Financial Risk And Capital Management
4. FINANCIAL RISK AND CAPITAL MANAGEMENT
A.
Financial risk factors
The Group is exposed to the following financial risks:

•	Liquidity risk

•	Credit risk

•	Market risk
The Board has overall responsibility for the establishment and oversight of the Group’s risk management framework.
The Group risk management policies are established to identify and analyse the risks faced by the Group, to set appropriate risk limits and controls and monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Company’s activities.
(i)
Liquidity risk
Liquidity risk is the risk that the Group will encounter difficulty in meeting in financial obligations as they fall due. During 2020, the Company has increased further its share capital by accepting new preferred A investors. The total amount raised during the year was EUR 160,500,000 (2019: EUR 250,909,000) (see note 13).
In addition, the Group has raised on March 25, 2021 an additional amount of USD 611,734,000 following the merger with CIIG.
(ii)
Credit risk
Credit risk arises from the possibility that counterparties to transactions may default on their obligations, causing financial losses for the Group. As the Group is not currently trading, the risk is minimal as it applies only to the other debtors of the Group. Management is closely monitoring all amounts due and takes actions where it is necessary to do so to mitigate this risk. In addition, management is monitoring the expected credit risk from the non-repayment
of the loans that have been provided to employees as participants of the RSP. These loans are pledged over the shares of the Company and currently, there is no indication that these loans will not be recoverable.
(iii)
Market risk
Market risk is primarily related to foreign currency exchanges rates. Foreign currency risk arises from the exposure to exchange rate fluctuations. The Group is exposed to British Pounds (“GBP”), Russian Rubles (“RUB”), Israeli Shekel (“ILS”) and United States Dollars (“USD”). Currently there are no currency forwards, options or swaps to hedge this exposure as the Group is in the development phase and the Management is committed to funding all projects.
The management is monitoring the risk by reviewing the monthly cash-flow forecasts and financing the various entities of the group with the necessary operating cash-flow on a monthly basis.
The following table shows the fluctuation of the main currencies the Group is using against Euro:

	2020	2019	2018
EUR/USD	(2.40%)	5.34%	(3.72%)
EUR/GBP	(1.52%)	1.15%	(1.17%)
EUR/RUB	(14.26%)	2.70%	(12.08%)
EUR/ILS	1.39%	6.92%	—
The net impact from the fluctuation of operational foreign exchange rates amounted to EUR (578) (2019: EUR (501), 2018: EUR 18).